OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Tables)	12 Months Ended
Dec. 31, 2024
Financial assets at fair value through profit or loss [abstract]
Summary of Other Financial Assets at Fair Value Through Profit or Loss

		Group
	2024	2023
	£m	£m
Loans and advances to customers:
Loans to housing associations	4	8
Other loans	318	347
	322	355
Debt securities	56	168
Other debt instruments	36	49
Equity securities	7	30
	421	602